DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
DERIVATIVE LIABILITIES
Schedule of derivative liabilities
	Convertible Notes Payable	Common Stock Subscription	Total

Derivative liabilities at June 30, 2020	$163,664	$1,170	$164,834
Addition to liabilities for new debt	154,822	-	154,822
Decrease due to conversions/assignments	(70,296)	-	(70,296)
Change in fair value	(39,658)	(364)	(40,022)

Derivative liabilities at September 30, 2020	$208,532	$806	$209,338

	Convertible Notes Payable	Warrants	Put Back Rights	Exchange Agreement	Common Stock Subscription	Total

Derivative liabilities at June 30, 2018	$-	$-	$2,886,965	$-	$-	$2,886,965
Addition to liabilities for new debt/subscription	438,720	-	-	-	25,000	463,720
Addition to liabilities for Exchange Agreement	-	-	-	1,485,000	-	1,485,000
Decrease due to conversions/assignments	(95,758)	(2,124,588)	(2,571,265)	(120,000)	-	(4,911,611)
Decrease due to exercise/surrender of warrants	-	(774,642)	-	-	-	(774,642)
Change in fair value	39,090	2,899,230	(315,700)	(137,800)	(16,478)	2,468,342

Derivative liabilities at June 30, 2019	382,052	-	-	1,227,200	$8,522	$1,617,774

Addition to liabilities for new debt/subscription	270,354	-	-	-	-	270,354
Decrease due to conversions/assignments	(461,236)	-	-	(479,800)	-	(941,036)
Change in fair value	(27,505)	-	-	(747,400)	(7,353)	(782,258)

Derivative liabilities at June 30, 2020	$163,665	$-	$-	$-	$1,169	$164,834